Federal Home Loan Bank Advances - Narrative (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Borrowings [Abstract]
Secured line of credit with the FHLB	$ 10,000
Federal Home Loan Bank advances	$ 148,277	$ 176,272
FHLB advances interest rate range from	0.22%	0.20%
FHLB advances interest rate range to	3.99%	3.99%